NOTE 18 LEASE LIABILITY	12 Months Ended
Dec. 31, 2020
NOTE 18 LEASE LIABILITY
LEASE LIABILITY

18. LEASE LIABILITY

	Empower clinics	Sun Valley clinics	CBD extraction facility	Kai Medical	Lawrence Park & Atkinson	Total
	$	$	$	$	$	$
Balance, December 31, 2018	-	-	-	-	-	-
Adoption of IFRS 16	138,444	-	-	-	-	138,444
Additions	23,006	431,544	406,263	-	-	860,813
Interest expense	4,318	13,404	7,955	-	-	25,677
Payments	(64,681)	(112,798)	(26,233)	-	-	(203,712)
Termination of leases	(86,326)	-	-	-	-	(86,326)
Balance, December 31, 2019	14,761	332,150	387,985	-	-	734,896
Acquisition of Kai Medical	-	-	-	294,669	-	294,669
Acquisition of LP&A	-	-	-	-	45,595	45,595
Interest expense	568	15,669	11,103	3,969	-	31,309
Payments	(12,270)	(173,139)	(15,405)	(25,586)	-	(226,400)
Termination of leases	-	-	(383,683)	-	-	(383,683)
Balance, December 31, 2020	3,059	174,680	-	273,052	45,595	496,386
Less: current portion of lease liability	3,059	108,645	-	87,452	41,982	241,138
Lease liability	-	66,035	-	185,600	3,613	255,248

The Company defaulted on the right-of-use CBD extraction facility and as a result, derecognized the right of us asset associated with the CBD extraction facility (note 11). In connection with the previous, the Company extinguished the associated lease liability in the amount of $383,683.

On October 5, 2020, through the acquisition of Kai Medical, the Company assumed a leased premises and the associated lease liability with a fair value of $294,669. From the date of acquisition to December 31, 2020, the total interest expense and payments were $3,969 and $25,586, respectively.

During the year ended December 31, 2020, the Company recognized an expense of $46,885 (December 21, 2019 - $92,349) with respect to short-term and low value leases.